Subsequent Events (Details) - USD ($)				12 Months Ended
	Jan. 21, 2025	Jan. 02, 2025	Oct. 21, 2024	Dec. 31, 2024	Apr. 30, 2025	Feb. 03, 2025	Dec. 31, 2023
Subsequent Events [Line Items]
Consideration value				$ 816,000
Cash				836,907			$ 467,235
Cash on acquisition	$ 816,000
Cash equal amount	599,868
Cash deferred payment.	784,000
Cash deferred payment equal amount	$ 576,343
Net asset value				500,000
Net asset equal value				367,566
Cash payable				500,000
Cash equal amount				367,566
Consideration equal value				599,868
Subsequent Events [Member]
Subsequent Events [Line Items]
Consideration value				(18,378)
Sale consideration					$ 974,050
Cash					$ 1,325,000
Equity interest percentage	100.00%
Consideration value	$ 1,992,000
Consideration in fair value	$ (1,434,540)
Bottom of range [member]
Subsequent Events [Line Items]
Consideration value				1,350,000
Sale consideration				992,428
Top of range [member]
Subsequent Events [Line Items]
Consideration value				1,325,000
Sale consideration				974,050
Mediaplus [Member] | Subsequent Events [Member]
Subsequent Events [Line Items]
Voting interest percentage		54.00%
Share Purchase Agreement [Member]
Subsequent Events [Line Items]
Cash				$ 25,000
Ordinary shares [member]
Subsequent Events [Line Items]
Number of shares issued (in Shares)			5,400
Ordinary shares [member] | Mediaplus Limited [Member] | Subsequent Events [Member]
Subsequent Events [Line Items]
Number of shares issued (in Shares)		5,400
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Number of shares issued (in Shares)				2,605,250
Consideration value			$ 9,260
Class A Ordinary Shares [Member] | Consideration Shares [Member]
Subsequent Events [Line Items]
Number of shares issued (in Shares)				143,516
Class A Ordinary Shares [Member] | Bottom of range [member]
Subsequent Events [Line Items]
Consideration shares value				$ (288,172)
Class A Ordinary Shares [Member] | Top of range [member]
Subsequent Events [Line Items]
Consideration shares value				$ 392,000
Class A Ordinary Shares [Member] | 2024 Share Incentive Plan [Member] | Subsequent Events [Member]
Subsequent Events [Line Items]
Number of shares issued (in Shares)						2,150,000